Summarised financial information - Summarised Financial Information of Income Statement (Details) - GBP (£) £ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure Of Summarised Financial Information [Line Items]
Revenue	[1]	£ 12,869	£ 12,175	£ 25,684
(Loss)/profit from operations		3,678	4,907	10,234
Net finance costs		(817)	(756)	(1,486)
Profit/(loss) before taxation		3,061	4,384	9,163
Taxation on ordinary activities		(1,123)	(1,055)	(2,189)
Profit for the period		1,938	3,329	£ 6,974
Registered BATCAP bonds | BAT p.l.c.
Disclosure Of Summarised Financial Information [Line Items]
(Loss)/profit from operations		(5)	(10)
Net finance costs		113	83
Profit/(loss) before taxation		108	73
Profit for the period		108	73
Registered BATCAP bonds | BATCAP
Disclosure Of Summarised Financial Information [Line Items]
(Loss)/profit from operations			(1)
Net finance costs		(29)	(16)
Profit/(loss) before taxation		(29)	(17)
Taxation on ordinary activities		(19)	13
Profit for the period		(48)	(4)
Registered BATCAP bonds | BATIF
Disclosure Of Summarised Financial Information [Line Items]
(Loss)/profit from operations			(1)
Net finance costs		(118)	133
Profit/(loss) before taxation		(118)	132
Taxation on ordinary activities		2	(1)
Profit for the period		(116)	131
Registered BATCAP bonds | RAI
Disclosure Of Summarised Financial Information [Line Items]
(Loss)/profit from operations		8	4
Dividend income		2,014	2,255
Net finance costs		(227)	(208)
Profit/(loss) before taxation		1,795	2,051
Taxation on ordinary activities		51	43
Profit for the period		1,846	2,094
Registered BATCAP bonds | BATHTN
Disclosure Of Summarised Financial Information [Line Items]
(Loss)/profit from operations		1
Profit/(loss) before taxation		1
Taxation on ordinary activities		(1)
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BAT p.l.c.
Disclosure Of Summarised Financial Information [Line Items]
Net finance costs		11
(Expense)/income		(5)	(10)
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BATCAP
Disclosure Of Summarised Financial Information [Line Items]
Net finance costs		381	356
(Expense)/income			(1)
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BATIF
Disclosure Of Summarised Financial Information [Line Items]
Net finance costs		136	281
(Expense)/income			(1)
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | RAI
Disclosure Of Summarised Financial Information [Line Items]
Dividend income		2,014	2,255
Net finance costs		14	14
(Expense)/income		£ 26	£ 17

[1]	Revenue is net of duty, excise and other taxes of £18,190 million and £18,553 million for the six months ended 30 June 2022 and 2021, respectively, and £38,595 million for the year ended 31 December 2021.